Equity Income Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (96.8%)
Communication Services (6.6%)
Verizon Communications Inc.	788,812	42,383
Comcast Corp. Class A	987,777	33,960
AT&T Inc.	337,048	9,825
CenturyLink Inc.	295,541	2,796
BCE Inc.	38,190	1,566
Omnicom Group Inc.	26,192	1,438
Cogent Communications Holdings Inc.	17,462	1,431
Meredith Corp.	68,899	842
National CineMedia Inc.	63,140	206
		94,447
Consumer Discretionary (4.6%)
McDonald's Corp.	112,902	18,668
Home Depot Inc.	83,302	15,553
Lowe's Cos. Inc.	77,039	6,629
Target Corp.	56,424	5,246
VF Corp.	86,000	4,651
Cie Generale des Etablissements Michelin SCA	41,256	3,614
Whirlpool Corp.	24,928	2,139
Autoliv Inc.	46,199	2,126
Newell Brands Inc.	138,725	1,842
International Game Technology plc	223,427	1,329
H&R Block Inc.	70,879	998
General Motors Co.	34,327	713
Best Buy Co. Inc.	11,744	670
Las Vegas Sands Corp.	14,037	596
Big Lots Inc.	39,718	565
Dine Brands Global Inc.	10,883	312
		65,651
Consumer Staples (13.0%)
Philip Morris International Inc.	415,513	30,316
Procter & Gamble Co.	246,119	27,073
Coca-Cola Co.	590,986	26,151
PepsiCo Inc.	166,899	20,045
Walmart Inc.	131,033	14,888
Unilever NV	304,536	14,858
Archer-Daniels-Midland Co.	319,928	11,255
Mondelez International Inc. Class A	217,374	10,886
Sysco Corp.	126,108	5,754
Kimberly-Clark Corp.	39,449	5,044
Kraft Heinz Co.	151,917	3,758
Campbell Soup Co.	75,967	3,507
Coca-Cola European Partners plc	69,714	2,616
Bunge Ltd.	63,233	2,595
Coty Inc. Class A	309,898	1,599

Altria Group Inc.	38,319	1,482
Spectrum Brands Holdings Inc.	20,155	733
Conagra Brands Inc.	23,827	699
^ B&G Foods Inc.	33,700	610
Colgate-Palmolive Co.	3,979	264
SpartanNash Co.	16,062	230
		184,363
Energy (4.7%)
Chevron Corp.	374,089	27,107
TC Energy Corp.	264,181	11,742
Kinder Morgan Inc.	712,317	9,915
Exxon Mobil Corp.	258,089	9,800
Phillips 66	66,881	3,588
CVR Energy Inc.	95,360	1,576
ConocoPhillips	38,497	1,186
Schlumberger Ltd.	60,058	810
Valero Energy Corp.	16,433	745
Delek US Holdings Inc.	37,412	590
PBF Energy Inc. Class A	54,923	389
		67,448
Financials (15.5%)
JPMorgan Chase & Co.	518,527	46,683
Bank of America Corp.	1,297,441	27,545
Progressive Corp.	290,209	21,429
MetLife Inc.	511,059	15,623
Truist Financial Corp.	336,200	10,369
Chubb Ltd.	88,328	9,865
BlackRock Inc.	22,244	9,787
PNC Financial Services Group Inc.	96,985	9,284
Marsh & McLennan Cos. Inc.	93,258	8,063
Citigroup Inc.	169,199	7,127
Wells Fargo & Co.	224,050	6,430
M&T Bank Corp.	54,705	5,658
Travelers Cos. Inc.	52,314	5,197
Morgan Stanley	125,800	4,277
First American Financial Corp.	58,218	2,469
Regions Financial Corp.	252,659	2,266
Prudential Financial Inc.	42,949	2,239
Equitable Holdings Inc.	145,399	2,101
FNB Corp.	284,626	2,098
Fifth Third Bancorp	139,942	2,078
Navient Corp.	265,928	2,016
Ameriprise Financial Inc.	18,813	1,928
Aflac Inc.	54,611	1,870
Goldman Sachs Group Inc.	12,000	1,855
RLI Corp.	20,696	1,820
Unum Group	118,079	1,772
Columbia Banking System Inc.	56,059	1,502
PacWest Bancorp	78,942	1,415
Great Western Bancorp Inc.	63,810	1,307
US Bancorp	21,915	755
Lazard Ltd. Class A	29,981	706
CME Group Inc.	4,056	701
OneMain Holdings Inc	35,306	675
CIT Group Inc.	35,000	604
American International Group Inc.	22,429	544

Popular Inc.	13,065	457
Citizens Financial Group Inc.	18,479	348
Bank of NT Butterfield & Son Ltd.	9,032	154
		221,017
Health Care (18.9%)
Johnson & Johnson	421,899	55,324
Pfizer Inc.	1,085,998	35,447
Merck & Co. Inc.	436,846	33,611
Eli Lilly & Co.	155,502	21,571
UnitedHealth Group Inc.	69,371	17,300
Roche Holding AG	44,158	14,208
Medtronic plc	145,180	13,092
CVS Health Corp.	204,452	12,130
Koninklijke Philips NV	277,892	11,410
AstraZeneca plc ADR	253,566	11,324
Novartis AG	134,448	11,092
Bristol-Myers Squibb Co.	174,981	9,753
AbbVie Inc.	120,764	9,201
Gilead Sciences Inc.	95,749	7,158
Amgen Inc.	19,150	3,882
Cardinal Health Inc.	69,589	3,336
		269,839
Industrials (10.5%)
Lockheed Martin Corp.	66,028	22,380
Union Pacific Corp.	118,297	16,685
Deere & Co.	103,529	14,303
Eaton Corp. plc	174,152	13,530
Caterpillar Inc.	97,392	11,301
General Dynamics Corp.	75,800	10,029
Honeywell International Inc.	58,245	7,793
Trane Technologies plc	87,373	7,216
United Technologies Corp.	68,892	6,499
BAE Systems plc	994,513	6,390
3M Co.	38,347	5,235
Raytheon Co.	36,773	4,823
PACCAR Inc.	57,642	3,524
Hubbell Inc.	24,578	2,820
Illinois Tool Works Inc.	17,000	2,416
General Electric Co.	286,026	2,271
Johnson Controls International plc	81,547	2,198
Steelcase Inc. Class A	161,121	1,590
Copa Holdings SA	29,776	1,348
Triton International Ltd.	46,779	1,210
Macquarie Infrastructure Corp.	45,574	1,151
United Parcel Service Inc. Class B	12,297	1,149
H&E Equipment Services Inc.	47,867	703
ABM Industries Inc.	28,451	693
Enerpac Tool Group Corp. Class A	36,596	606
McGrath RentCorp	9,489	497
KAR Auction Services Inc.	39,945	479
Emerson Electric Co.	9,108	434
		149,273
Information Technology (11.3%)
Cisco Systems Inc.	1,057,958	41,588
Intel Corp.	708,665	38,353
Corning Inc.	622,062	12,777

TE Connectivity Ltd.	172,431	10,860
Analog Devices Inc.	108,138	9,695
Texas Instruments Inc.	79,379	7,932
KLA Corp.	50,827	7,306
International Business Machines Corp.	62,673	6,952
QUALCOMM Inc.	62,224	4,209
HP Inc.	235,460	4,088
Seagate Technology plc	72,757	3,551
Broadcom Inc.	13,045	3,093
ManTech International Corp. Class A	38,260	2,780
Xperi Corp.	190,853	2,655
Western Digital Corp.	33,775	1,406
ADTRAN Inc.	150,035	1,152
Western Union Co.	61,911	1,122
Automatic Data Processing Inc.	7,074	967
Maxim Integrated Products Inc.	11,333	551
		161,037
Materials (2.3%)
Celanese Corp.	114,511	8,404
PPG Industries Inc.	81,442	6,809
Corteva Inc.	137,363	3,228
Reliance Steel & Aluminum Co.	31,306	2,742
Linde plc	14,683	2,540
Dow Inc.	73,205	2,141
Commercial Metals Co.	98,622	1,557
Air Products & Chemicals Inc.	5,452	1,088
Cabot Corp.	40,868	1,067
DuPont de Nemours Inc.	29,465	1,005
CF Industries Holdings Inc.	36,064	981
International Paper Co.	21,428	667
		32,229
Real Estate (1.5%)
Crown Castle International Corp.	145,478	21,007
Kennedy-Wilson Holdings Inc.	13,732	184
		21,191
Utilities (7.9%)
Exelon Corp.	440,076	16,199
Sempra Energy	139,347	15,745
Dominion Energy Inc.	208,512	15,053
American Electric Power Co. Inc.	136,769	10,939
Duke Energy Corp.	126,804	10,256
Eversource Energy	88,566	6,927
Southern Co.	108,217	5,859
UGI Corp.	190,740	5,087
FirstEnergy Corp.	92,547	3,708
NextEra Energy Inc.	14,215	3,420
Entergy Corp.	36,195	3,401
Evergy Inc.	60,975	3,357
AES Corp.	211,341	2,874
Hawaiian Electric Industries Inc.	60,481	2,604
Clearway Energy Inc. Class C	122,290	2,299
PPL Corp.	49,342	1,218
Avangrid Inc.	20,562	900
Ameren Corp.	12,302	896
Atlantica Yield plc	40,096	894
PNM Resources Inc.	18,453	701

	Clearway Energy Inc. Class A			33,470	575
					112,912
Total Common Stocks (Cost $1,466,896)					1,379,407
		Coupon
Temporary Cash Investments (2.7%)
Money Market Fund (2.0%)
1,2	Vanguard Market Liquidity Fund	0.943%		290,357	29,001
				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (0.5%)
	BNP Paribas Securities
	(Dated 3/31/20, Repurchase Value
	$7,100,000, collateralized by Federal Home
	Loan Mortgage Corp. 3.000%-3.875%, 1/1/36-
	3/1/50, Federal National Mortgage Assn.
	0.000%-7.500%, 5/15/22-8/1/49, Government
	National Mortgage Assn. 3.000%-4.500%,
	9/20/40-8/20/49, and U.S. Treasury
	Note/Bond 1.750%, 7/31/24, with a value of
	$7,242,000)	0.020%	4/1/20	7,100	7,100
U.S. Government and Agency Obligations (0.2%)
3	United States Treasury Bill	1.506%-1.515%	4/9/20	400	400
3	United States Treasury Bill	1.527%-1.541%	4/30/20	1,300	1,300
3	United States Treasury Bill	1.551%	5/14/20	300	300
3	United States Treasury Bill	0.087%	9/24/20	1,100	1,099
					3,099
Total Temporary Cash Investments (Cost $39,235)					39,200
Total Investments (99.5%) (Cost $1,506,131)					1,418,607
Other Assets and Liabilities-Net (0.5%)[2,3]					6,710
Net Assets (100%)					1,425,317
Cost rounded to $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $474,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $472,000 was received for securities on loan.
3 Securities with a value of $2,801,000 and cash of $108,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	241	30,965	(154)

Equity Income Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements

Equity Income Portfolio

with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,332,693	46,714	—	1,379,407
Temporary Cash Investments	29,001	10,199	—	39,200
Total	1,361,694	56,913	—	1,418,607
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	498	—	—	498
1 Represents variation margin on the last day of the reporting period.